Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Institutional Fiduciary Trust
Entity Central Index Key	0000765485
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Institutional U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	INFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Institutional U.S. Government Money Market Fund (previously known as IFT Money Market Portfolio) for the period July 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$9	0.17%
[1],[2],[3]
Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 4,663,433,764
Holdings Count | $ / shares	97	[4]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$4,663,433,764
Total Number of Portfolio Holdings*	97
[4]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
†	Annualized.

[4]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[5]
*	Reflects holdings of The U.S. Government Money Market Portfolio.